Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Principal Accounting Policies
Basis of Presentation

(a)    Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of Consolidation

(b)   Principles of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangement exercises effective control over the activities that most impact economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the entity, so that the Company or its subsidiary is the primary beneficiary of the entity. All transactions and balances among the Company, its subsidiaries, VIEs and VIE subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)    Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, revenue recognition, share-based compensation, redemption value of the redeemable preferred shares, realization of deferred tax assets and determination of the estimated useful lives of property and equipment. Actual results could differ materially from such estimates.

Foreign Currency Translation

(d)   Foreign Currency Translation

The Company used RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong is U.S. Dollars, while the functional currency of the other entities in the Group is RMB. Assets and liabilities are translated at the applicable exchange rates on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average exchange rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/(loss), net in the consolidated statements of operations and comprehensive loss.

Convenience Translation

(e)    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operation and comprehensive loss and statements of cash flows from RMB into U.S. Dollars as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.9618, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled in U.S. Dollars at that rate on December 31, 2019, or at any other rate.

Cash and Cash Equivalents	(f) Cash and Cash Equivalents Cash and cash equivalents represent cash on hand and demand deposits with term less than three months which are unrestricted as to withdrawal and use.
Restricted Cash

(g)    Restricted Cash

Cash that is restricted as to withdrawal or is used or pledged as security is reported separately on the face of the Consolidated Balance Sheets. The Group’s restricted cash mainly represents (a) security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee; (b) time deposits that are pledged for short-term bank loans.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. On January 1, 2018, the Group adopted this guidance on a retrospective basis and has applied the changes to the consolidated statement of cash flows in the year ended December 31, 2017.

Accounts Receivable, net

(h)    Accounts Receivable, net

Accounts receivable mainly represent amounts due from customers, including revenues earned, output VAT and amounts paid, or will pay, to search engines on behalf of customers, and are recorded net of an allowance for doubtful accounts, if any. The Company considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit worthiness and the financial condition of the debtor. The Company also makes a specific allowance if there is strong evidence indicating that an accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and Equipment, net

(i)    Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Computers	3 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and amortization and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Impairment of Long-lived Assets

(j)   Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. Such assets are considered to be impaired, if the sum of the expected future undiscounted cash flows is less than the carrying value of the assets. The impairment to be recognized is then measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets based on the discounted cash flow. No impairment charge was recognized for any of the periods presented.

Intangible Assets with Finite Useful Life

(k)    Intangible Assets with Finite Useful Life

Intangible assets, comprising acquired computer software, customer relationship and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. Acquired customer relationship arising from business combinations (Note 17) is stated at fair value upon acquisition less accumulated amortization, which is recognized using the straight-line method over the estimated useful lives of the assets. The carrying amounts of the finite-lived intangible assets are reviewed for impairment when indicators of impairment are present in accordance with ASC 360‑10. In accordance with ASC 360‑10, an impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. No impairment loss has been identified for the years ended December 31, 2017, 2018 and 2019.

The estimated economic lives are as follows:

Software and other intangible assets	3-10 years
Acquired customer relationship	10 years

Goodwill

(l)  Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of Beijing Zhixunyilong Software Co., Ltd (“Zhixun”) when it was acquired by the Group in May 2017.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

The Group as a whole, including recently acquired entities, is determined to be one reporting unit for goodwill impairment testing. The Group directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment loss has been identified for the year ended December 31, 2019.

Fair Value

(m)   Fair Value

Fair value represents the price that would be received from selling an asset, or that would be paid to transfer a liability, in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, accounts receivable, prepayments and other current assets, accounts payable, amounts due to related parties, taxes payable, advances from customers and accrued expenses and other current liabilities. As of December 31, 2019, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments. As of December 31, 2019, the carrying values of the long term loan from related party and corporate bond approximated their fair values due to the interest rate charged by the lenders were similar to interest rate charged by the bank in the PRC.

Financial Instruments

(n)    Financial Instruments

The Group analyzes all financial instruments with features of both liabilities and equity under FASB Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” and FASB ASC Topic 815 “Derivatives and Hedging”. The embedded conversion features of convertible debentures that are classified as derivative liabilities are recorded at fair value as a discount from the face amount of the respective debt instrument. The discount is being amortized to interest expense over the life of the note using the straight-line method, which approximates the effective interest method. These instruments are accounted for as derivative liabilities and marked-to-market each reporting period.

The Group issued to warrants to an existing shareholder of the Group in connection with a loan in May 2019.  The Warrant shares’ strike price is denominated in US$ and the Group’s functional currency is RMB, therefore, those warrants are not considered indexed to the Company’s own stock which should be classified as derivative liabilities.

The change in the value of the derivative liabilities is charged against or credited to income in the captioned “Gain/(loss) on change in fair value of derivative liabilities” in the accompanying consolidated statements of operations and comprehensive loss.

Revenue Recognition

(o)   Revenue Recognition

Revenues are generated from sales of the Group’s marketing automation solutions and e-Government and other solutions. The targeted customers for marketing automation solutions are enterprise customers and the targeted customers for e-Government and other solutions are governmental agencies and state-owned entities.

Prior to January 1, 2018, revenues are recognized when 1) persuasive evidence of an arrangement exists, 2) the Group’s platform is made available and services have been delivered to the customer, 3) the fee is fixed or determinable and 4) collection is reasonably assured.

Revenues received from the incentive programs of search engine providers are based on factors determined by these providers, such as yearly growth in the amount of advertising on the provider’s search engine platform that the Company’s customers purchase through its solutions, and other factors selected at the discretion of these providers. Revenues are recorded net of value-added taxes and surcharges.

In accordance with ASC 605‑45, Revenue Recognition: Principal Agent Considerations, the Company considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenues and the related cost of sales on a gross basis or record the net amount earned as service fees.

Where customers purchase multiple solutions in a single contract, the Company allocates the total consideration to the various elements based on the relative selling price method and recognizes revenues as services are rendered. In accordance with ASC 605‑25, Revenue Recognition—Multiple- Element Arrangements, the following hierarchy are followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”) and (3) best estimate of selling price (“BESP”). The Company recognizes revenues on the elements delivered and defers the recognition of revenues for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, revenues are recognized on a straight-line basis over the contract period.

On January 1, 2018, we adopted Accounting Standards Update (“ASU”) 2014‑09 Revenue from Contracts with Customers (FASB ASC Topic 606) using the modified retrospective method for contracts that were not completed as of January 1, 2018. We did not result in an adjustment to the retained earnings upon adoption of this new guidance as the Company’s revenue was recognized based on the amount of consideration we expect to receive in exchange for satisfying the performance obligations.

The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no differences in the pattern of revenue recognition.

The Group accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

The Group continues to derive its revenues from sales contracts where customers purchase multiple solutions in a single contract with the Group allocates the total consideration to the various elements based on the relative selling price method and recognizes revenues as services are rendered over the period of time. The Company continues to recognize revenues on the elements delivered and defers the recognition of revenues for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, revenues are recognized on a straight-line basis over the contract period.

Enterprise

The Group generates enterprise revenue primarily by providing marketing automation solutions including bid management and data analysis solutions to enterprise customers. The Company earns and records service fee revenues over the contractual period. For certain application development contracts, the Company recognizes revenue upon completion of performance that is stipulated in the contracts. Sometimes, the Company receives revenues from the incentive programs of search engine providers based on factors determined by these providers, such as yearly growth in the amount of advertising on the provider’s search engine platform that the Company’s customers purchase through its solutions, and other factors selected at the discretion of these providers. Revenues from these programs are received on both a quarterly and an annual basis and are calculated in accordance with the Company’s customers’ usage of the search engine providers. In addition, the Company sells distribution rights of public sentiment tracking service provided by certain third party search engine to sub-distributor, due to uncertainty of collection, the revenue is recognized when fees are collected.

With respect to the bid management services, the Group considered that: (i) the search engines are responsible for providing the advertisements service to the customers; (ii) the Group lacks the latitude to determine the prices charged by the search engine providers and earns only the fixed service fee from the customers; (iii) the hosting and maintenance of the advertisements are the responsibilities of the search engine providers; (iv) the customers have the discretion in choosing the search engines selection; (v) the Group receive revenues from incentive programs based on the search engine providers’ policies. The Group’s responsibility is to manage the customer’s advertising campaign on the search engines, according to the terms of the customer contracts so the Group views itself as an agent, and records revenues related to these services on a net basis.

e-Government and Other

The Group generates e-Government and other revenues by entering into service contracts with governmental agencies for its e-government solutions, including Law Dissector solutions for the court systems and other law communities beginning in 2015. The Group also generates e-Government and other revenues by entering into contracts with state-owned television stations for its new media solutions, including TV Dissector, Streaming Dissector and Video Dissector.

Advances from Customers and Deferred Revenues

(p)   Advances from Customers and Deferred Revenues

Upon the entering of contracts, customers pay the contractual balance as prepayments. The Company allocates the prepayments into advances from customers and deferred revenues. Advances from customers are the balance of the advertising campaign spending that would be recognized as the cost payable to search engine providers when advertisements are placed. Deferred revenues are the revenues to be earned by the Group for services and is recognized as revenue according to the prescribed revenue recognition criteria and policies described above.

Cost of Revenues

(q)    Cost of Revenues

Cost of revenues primarily consists of costs related to hosting the Company’s cloud-based platform, providing implementation and ongoing customer support, data communications expenses, salaries and benefits of operations and support personnel, costs associated with website development activities, allocated overhead and property and equipment depreciation.

Research and Development Expenses

(r)    Research and Development Expenses

Research and development costs include payroll, stock-based compensation expense and other operating costs such as outside services, supplies and allocated overhead costs. Research and development costs are expensed as incurred.

The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, since the inception of the Company, the amount of costs qualifying for capitalization has been insignificant and as a result, all software development costs have been expensed as incurred.

Marketing Expenses

(s)    Marketing Expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for personnel engaged in marketing activities. Marketing expenses are expensed when the services are received. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled RMB14,886,  nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

General and Administrative Expenses

(t)   General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Leases

(u)    Leases

Prior to January 1, 2019, leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases expense and is included in the consolidated statements of operations on a straight-line basis over the term of the leases. The Company had no capital lease commitments prior to January 1, 2019.

Effective January 1, 2019, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. The Company recognized RMB 146,872 right of use (“ROU”) assets and RMB 154,226 lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 4.0%.

Operating lease ROU assets and lease liabilities are recognized at the adoption date of January 1, 2019 or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Share-based Compensation

(v)   Share-based Compensation

All share-based awards to employees and directors, including stock option awards, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the binominal option pricing model to determine the fair value of stock options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

Employee Benefits

(w)    Employee Benefits

The Company’s subsidiaries, VIEs and VIE subsidiaries established in the PRC participate in a government-mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in mainland China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The fair value of the employee benefits liabilities approximates their carrying value due to the short-term nature of these liabilities. The employee benefits payable amounts to RMB3,660 and RMB3,116 as of December 31, 2018 and 2019, respectively.

Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to RMB66,511,  RMB75,031 and RMB66,651 for the years ended December 31, 2017, 2018 and 2019, respectively.

Non-controlling Interests

(x)    Non-controlling Interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests are presented on the face of the consolidated statement of operations and comprehensive loss as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Group.

Income Tax

(y)    Income Tax

Current income taxes are provided on the basis of net income (loss) for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Company recognizes the benefit of a tax position in its consolidated financial statements if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to uncertain tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Company’s consolidated financial statements in the period in which the change that necessitates the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Comprehensive Loss

(z)  Comprehensive Loss

Comprehensive loss is defined to include all changes in deficit of the Group during a period arising from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders. For the years ended December 31, 2017, 2018 and 2019, the Group’s comprehensive loss included net loss and foreign currency translation adjustments.

Loss per Share

(aa) Loss per Share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock option (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting

(bb)  Segment Reporting

The Group provided various services to its customers, commercial companies and also government agencies or state-owned entities, including keyword bidding, graphical and non-graphical advertisements placement services, website quality analysis services, subscription for using multiple suites of the Dissector solutions service. The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

Statutory Reserves

(cc) Statutory Reserves

The Group’s subsidiaries, VIEs and VIE subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with PRC laws applicable to foreign investment enterprises (“FIE”) established in the PRC, the Company’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the Company Law of the People’s Republic of China, the VIEs and VIE subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including the statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the Group.

The Group has made RMB 68, RMB 6,173 and RMB 0 appropriations to statutory surplus fund and other reserve funds for the years ended December 31, 2017, 2018 and 2019, respectively.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Recent Accounting Pronouncements

(dd)  Recent Accounting Pronouncements

In June 2018, the FASB issued ASU No. 2018-07 to provide guidance to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The adoption of this ASU did not have a material effect on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods beginning January 1, 2020. The adoption of this guidance on January 1, 2020 did not have a material impact on its consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments—Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2020. The adoption of this guidance on January 1, 2020 did not have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020.  Early adoption is permitted, including adoption in any interim period.  The Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.